Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
5
– Trade Receivables

	January 31, 2019	January 31, 2018
Trade receivables	33,350	30,111
Less: Allowance for doubtful accounts	(1,857)	(1,319)
	31,493	28,792

Included in accounts receivable are unbilled receivables in the amount of
$1.0
million as at
January 31, 2019 (
$0.6
million as at
January 31, 2018).
For the years ended
January 31, 2019,
2018
and
2017,
bad debt expense was
$1.2
million,
$0.8
million and
$0.6
million, respectively.